SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments.

As of June 30, 2020, we operate in the following three reportable segments: FSRUs, LNG carriers and FLNG.

•FSRUs are vessels that are permanently located offshore to regasify LNG. Six of our vessels are FSRUs;
•LNG carriers are vessels that transport LNG and are compatible with many LNG loading and receiving terminals globally. Four of our vessels are LNG carriers; and
•FLNG are vessels that are moored above an offshore natural gas field on a long-term basis. A FLNG receives, liquefies and stores LNG at sea and transfers it to LNG carriers that berth while offshore.
On May 15, 2019, we executed a modification to the charter for the Golar Freeze (the "Golar Freeze Charter") which triggered a change in accounting for the Golar Freeze Charter from an operating lease to a sales-type lease. Following this change, management changed the metric by which it measures the profitability of our segments to Adjusted EBITDA to reflect the change in accounting treatment of this contract and enable the comparability with the rest of the business.

	Three Months Ended June 30, 2020
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	59,033	13,081	26,018	—	98,132	(26,018)	72,114
Vessel operating expenses	(8,525)	(4,466)	(5,611)	—	(18,602)	5,611	(12,991)
Voyage and commission expenses	(935)	(1,424)	—	—	(2,359)	—	(2,359)
Administrative expenses(5)	(2,469)	(1,444)	(122)	—	(4,035)	122	(3,913)
Amount invoiced under sales-type lease	4,550	—	—	—	4,550	(4,550)	—
Adjusted EBITDA	51,654	5,747	20,285	—	77,686	(24,835)	52,851
Balance sheet (at end of period):
Total assets (6)	1,057,902	498,433	187,735	306,839	2,050,909	—	2,050,909

	Six Months Ended June 30, 2020
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	112,474	29,455	52,036	—	193,965	(52,036)	141,929
Vessel operating expenses	(20,020)	(9,183)	(11,614)	—	(40,817)	11,614	(29,203)
Voyage and commission expenses	(2,248)	(2,295)	—	—	(4,543)	—	(4,543)
Administrative expenses(5)	(4,833)	(2,797)	(252)	—	(7,882)	252	(7,630)
Amount invoiced under sales-type lease	9,100	—	—	—	9,100	(9,100)	—
Adjusted EBITDA	94,473	15,180	40,170	—	149,823	(49,270)	100,553

	Three Months Ended June 30, 2019
(in thousands of $)	FSRU	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	64,824	12,537	26,018	—	103,379	(26,018)	77,361
Vessel operating expenses	(10,070)	(4,843)	(6,163)	—	(21,076)	6,163	(14,913)
Voyage and commission expenses	(1,109)	(512)	(50)	—	(1,671)	50	(1,621)
Administrative expenses(5)	(1,947)	(1,304)	(198)	—	(3,449)	198	(3,251)
Amount invoiced under sales-type lease	2,300	—	—	—	2,300	(2,300)	—
Adjusted EBITDA	53,998	5,878	19,607	—	79,483	(21,907)	57,576
Balance sheet (at end of period):
Total assets (6)	1,103,883	523,056	200,861	332,264	2,160,064	—	2,160,064

	Six Months Ended June 30, 2019
(in thousands of $)	FSRU	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	118,229	29,042	52,036	—	199,307	(52,036)	147,271
Vessel operating expenses	(21,863)	(9,860)	(12,116)	—	(43,839)	12,116	(31,723)
Voyage and commission expenses	(2,233)	(1,246)	(230)	—	(3,709)	230	(3,479)
Administrative expenses(5)	(4,324)	(2,793)	(506)	—	(7,623)	506	(7,117)
Amount invoiced under sales-type lease	2,300	—	—	—	2,300	(2,300)	—
Adjusted EBITDA	92,109	15,143	39,184	—	146,436	(41,484)	104,952
(1) Includes revenue relating to operating and service contracts, that is a non-lease component of sales-type leases recognized on a straight line basis over the contract term.
(2) Relates to the effective share of revenues, expenses and Adjusted EBITDA attributable to our 50% ownership of the Hilli Common Units which we acquired in July 2018 (see note 9). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate in our condensed consolidated statement of operations.
(3) Relates to assets not allocated to a segment, but included to reconcile to the total assets in our condensed consolidated balance sheets.
(4) Eliminations reverse the effective earnings attributable to our 50% ownership of the Hilli Common Units and the amounts invoiced under the sales-type lease. There are no transactions between reportable segments.
(5) Indirect administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while administrative expenses for FLNG relates to our effective share of expenses attributable to our 50% ownership of the Hilli Common Units.
(6) Total assets by segment refers to our principal assets being that of our vessels, including the net investment in leased vessel.